Warrants and Options (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Options Outstanding
Options Outstanding		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.10	5,000,000	4.25	$500,000	$0.10
$0.25	1,500,000	4.25	375,000	$0.25
	6,500,000	4.25	$875,000	$0.20

Schedule of Options Activity
Options Activity		Weighted
	Number	Average
	of Shares	Exercise Price

Outstanding at January 31, 2013	6,500,000	$0.20
Issued	-	-
Exercised	-	-
Expired / Cancelled	-	-
Outstanding at July 31, 2013	6,500,000	$0.20